Income Tax (Details 2) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended	36 Months Ended	3 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	1 Months Ended	36 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2008 China	Dec. 31, 2007 China	Dec. 31, 2007 China	Dec. 31, 2010 China Shanghai CRIC High and new technology enterprise	Jun. 30, 2010 China Shanghai CRIC Software enterprise	Dec. 31, 2012 China Shanghai CRIC Software enterprise	Dec. 31, 2012 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2012 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Feb. 28, 2009 China Shanghai SINA Leju Software enterprise	Dec. 31, 2012 China Shanghai SINA Leju Software enterprise	Dec. 31, 2016 China Shanghai Fangxin information technology Co., Ltd. Software enterprise	Dec. 31, 2012 China Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Macau Minimum	Dec. 31, 2012 Macau Maximum
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%						25.00%		25.00%
Preferential income tax rate (as a percent)					15.00%		15.00%		12.50%		15.00%		15.00%		12.50%	12.50%	15.00%	16.50%
Income tax rate under graduated rate schedule for 2008 (as a percent)						18.00%
Income tax rate under graduated rate schedule for 2009 (as a percent)						20.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)						22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)						24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)						25.00%
Percentage of tax reduction									50.00%					50.00%		50.00%
Tax refund received								$ 4,286,591
Progressive tax rate (as a percent)																			0.00%	12.00%